Label	Element	Value
Carillon Chartwell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON CHARTWELL SHORT DURATION BOND FUND | 5.1.2023
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Chartwell Short Duration Bond Fund (“Short Duration Bond” or the “fund”) seeks to maximize current income by investing in high quality short maturity fixed income securities while also preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal year ended December 31, 2022 (which includes the portfolio turnover rate of the fund’s predecessor from January 1, 2022 through June 30, 2022), the fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for the Class Chartwell shares through July 1, 2024. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (bonds include any debt instrument). Under normal market conditions, the fund invests at least 75% of its net assets (plus any borrowings for investment purposes) in investment grade short duration debt securities and up to 25% in short duration high yield debt securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s Ratings Services, a division of McGraw Hill Companies, Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined to be of comparable credit quality by the fund’s sub-adviser. High yield debt securities, commonly referred to as “junk bonds” or “below investment grade securities,” are securities rated below investment grade by at least one of Moody’s, S&P or Fitch or, if unrated, determined to be of comparable credit quality by the fund’s sub‑adviser. Under normal market conditions, the fund sub‑adviser expects to primarily invest in investment grade short duration fixed income securities. The types of debt securities in which the fund primarily invests include, but will not be limited to, U.S. dollar denominated short duration investment grade bonds and high yield corporate bonds. The fund may invest up to 20% of its assets in U.S. dollar denominated securities of issuers based outside of the U.S., including issuers in emerging markets. Under normal circumstances, the fund will normally target an average portfolio effective duration, as estimated by the fund’s sub‑adviser, of less than three years. Duration is a measure of the underlying portfolio’s prices sensitivity to changes in prevailing interest rates. The longer a security’s duration, the more sensitive its price will be to changes in interest rates. For example, the approximate percentage decrease in the price of a security with a three-year duration would be 3% in response to a 1% increase in interest rates. The fund’s sub‑adviser normally expects to focus the fund’s investments to maintain investment grade status and the high yield allocation to maintain a higher credit quality tier of the overall high yield bond market. In pursuing the fund’s investment objective, the fund’s sub‑adviser seeks to identify securities of companies with stable or improving cash flows and proven and established business models in an effort to manage the amount of credit, interest rate, liquidity and other risks, presented by these securities.
The sub‑adviser utilizes a disciplined value, bottom‑up approach to the fixed income market, with emphasis on building the portfolio through individual security selection. The philosophy is implemented by assessing the credit profiles of specific issuers through extensive credit research. The team searches out companies that it believes will experience stable or improving credit profiles. Securities are identified for inclusion through an analysis of historical and relative yield spread relationships. Security characteristics such as credit quality, structure, maturity, and liquidity are also examined. Sector diversification and duration parameters are defined to limit market, sector and credit risk.
The fund will primarily own corporate bonds of U.S. domiciled companies, but can also own securities of the U.S. Government and government-sponsored enterprises, mortgage-backed securities, asset-backed securities, loans, and high yield bonds and corporate bonds of non‑U.S. domiciled companies.
When the sub‑adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the fund’s investment objective, the fund may invest up to 100% of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, exchange-traded fund (“ETF”) shares, money market fund shares, commercial paper, repurchase agreements, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations. When the fund takes a temporary defensive position, it may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund is the successor to the Chartwell Short Duration Bond Fund (“Predecessor Fund”) pursuant to a reorganization involving the fund and the Predecessor Fund that occurred on July 1, 2022. The Class Chartwell shares of the fund have adopted the performance history and financial statements of the Predecessor Fund. Prior to the date of the reorganization, the fund had no investment operations. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to the reorganization (the Fund’s commencement of operations) is historical information for the Predecessor Fund. Given the above, unless specifically stated otherwise, subsequent references in this section to the fund should be read to include the Predecessor Fund.
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with the returns of a broad-based market index. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class Chartwell share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month‑end, please visit our website at rjinvestmentmanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	rjinvestmentmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (% and quarter end date)	Worst Quarter (% and quarter end date)

1.43% (December 31, 2022)	(2.22)% (March 31, 2022)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2022):Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods prior to the reorganization (the fund’s commencement of operations), the performance is the historical performance of the Predecessor Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Carillon Chartwell Short Duration Bond Fund – Average Annual Total Returns (As of December 31, 2022)
Carillon Chartwell Short Duration Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the fund is that you could lose money.
Carillon Chartwell Short Duration Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Carillon Chartwell Short Duration Bond Fund | Credit risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Credit risk arises if an issuer is unable or unwilling, or is perceived as unable or unwilling, to meet its financial obligations or goes bankrupt;

Carillon Chartwell Short Duration Bond Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including war, terrorism, territorial disputes and geopolitical risks), changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, and interest, inflation and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the fund may be increased.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, or the timing, frequency or magnitude of any such increases. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the US and abroad. Deteriorating economic fundamentals and unexpected increases in interest rates may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.
In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.
Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen as of the date of this Prospectus. Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on the performance and liquidity of global markets and could negatively affect the value of the fund’s investment. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the fund and its investments or operations could be negatively impacted. The recent strength of the U.S. dollar could decrease foreign demand for U.S. assets, which may negatively impact certain issuers and/or industries.
The impact of the COVID-19 pandemic has negatively affected and could continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen as of the date of this Prospectus. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change;

Carillon Chartwell Short Duration Bond Fund | US government securities and government sponsored enterprises risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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U.S. government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by an underlying fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk;

Carillon Chartwell Short Duration Bond Fund | Emerging markets [Member]
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Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less stringent, or a lack of, accounting, auditing, financial reporting and recordkeeping requirements or standards; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable. There may be less publicly available information about issuers in emerging markets. When investing in emerging markets, the risks of investing in foreign securities are heightened;

Carillon Chartwell Short Duration Bond Fund | Foreign securities risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Foreign securities risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (7) significant limitations on investor rights and recourse; (8) use of unfamiliar corporate organizational structures; (9) unavailable or unreliable public information regarding issuers; and (10) delays in transaction settlement in some foreign markets. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non‑U.S. companies and non‑U.S. persons in foreign jurisdictions. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight;

Carillon Chartwell Short Duration Bond Fund | High yield security risk [Member]
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High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility, especially when the economy is weak or expected to become weak. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative and carry a greater risk that the issuer will default on the timely payment of principal and interest High yield securities carry greater levels of call risk, credit risk and liquidity risk;

Carillon Chartwell Short Duration Bond Fund | Interest rate risk [Member]
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Interest rate risk is the risk that the value of investments, such as fixed-income securities, will move in the opposite direction to movements in interest rates. Generally the value of investments with interest rate risk will fall when interest rates rise. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of three years, a 1% increase in interest rates could be expected to result in a 3% decrease in the value of the bond. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders;

Carillon Chartwell Short Duration Bond Fund | Liquidity risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Liquidity risk is the possibility that trading activity in certain securities may, at times, be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile;

Carillon Chartwell Short Duration Bond Fund | Management and strategy risk [Member]
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Management and strategy risk is the risk that the value of your investment depends on the judgment of the fund’s sub‑adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the fund’s sub‑adviser in selecting investments for the fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

Carillon Chartwell Short Duration Bond Fund | Mortgage and asset backed security risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Mortgage- and asset-backed security risk arises from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. Although the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. When interest rates rise, the effective duration of a fund’s mortgage-backed and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages. This delay in the repayment of principal could increase the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply; and

Carillon Chartwell Short Duration Bond Fund | Investing in other investment companies including ETFs and money market funds [Member]
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Risk [Text Block]	rr_RiskTextBlock
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Investing in other investment companies, including ETFs and money market funds, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Carillon Chartwell Short Duration Bond Fund | Class Chartwell
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Carillon Tower Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.82%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.92%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
Year 1	rr_ExpenseExampleYear01	$ 40
Year 3	rr_ExpenseExampleYear03	659
Year 1	rr_ExpenseExampleNoRedemptionYear01	40
Year 3	rr_ExpenseExampleNoRedemptionYear03	$ 659
2022	rr_AnnualReturn2022	(3.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.22%)
One Year	rr_AverageAnnualReturnYear01	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2021
Carillon Chartwell Short Duration Bond Fund | Return After Taxes on Distributions | Class Chartwell
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2021
Carillon Chartwell Short Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Chartwell
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2021
Carillon Chartwell Short Duration Bond Fund | Bloomberg 1-3 Year U.S. Gov.’t/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2021

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of Class Chartwell exceed 0.39% of that class’ average daily net assets through July 1, 2024. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.